Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization	12 Months Ended
Dec. 31, 2011
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization [Abstract]
Fixed Assets, At Cost, Less Accumulated Depreciation And Amortization
Note 6 - Fixed Assets, at Cost, Less Accumulated Depreciation and Amortization

	December 31	December 31
	2010	2011

Land	$379	$379
Building	10,762	12,170
Communications equipment	47,266	54,631
Office furniture and equipment	3,022	5,287
Motor vehicles	759	802
Leasehold improvements	4,568	6,145
	66,756	79,414
Accumulated depreciation and amortization	25,977	33,919

Fixed assets , net	$40,779	$45,495

Depreciation and amortization expenses for the years ended December 31, 2009, 2010 and 2011 are $ 5,175, $6,058 and $8,072, respectively.